Lease (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lease
Schedule of supplemental balance sheet

	As of	As of
	December 31, 2022	March 31, 2023
	RMB	RMB
Assets
Operating lease right-of-use assets	1,932,000	1,868,615
Liabilities
Current
Operating lease liabilities	319,598	321,370
Non-current
Operating lease liabilities	1,805,402	1,742,358
Total lease liabilities	2,125,000	2,063,728

As of
December 31, 2022
RMB’000
Assets
Operating lease right-of-use assets	1,932,000
Liabilities
Current
Operating lease liabilities	319,598
Non-current
Operating lease liabilities	1,805,402
Total lease liabilities	2,125,000

Summary of lease cost

	For the three months ended March 31,
	2022	2023	Account Classification
	RMB	RMB
Operating lease cost	91,895	91,599	Hotel operating costs, Other operating costs
Variable lease cost(a)	(247)	(4,743)	Hotel operating costs, Other operating costs
Sublease income	(3,065)	(3,188)	Retail revenues and others
Total lease cost	88,583	83,668
(a)

The Group was granted RMB2,480 and RMB5,940 in lease concessions from landlords related to the effects of the COVID-19 pandemic during the three months ended March 31, 2022 and 2023, respectively. The lease concessions were primarily in the form of rent reduction over the period during which the Group’s hotel business was adversely impacted. The Group applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concession was recognized as negative variable lease cost in the period the concession was granted.

	Years ended
	December 31, 2022	Account Classification
	RMB ‘000
Operating lease cost	362,689	Hotel operating costs, Other operating costs, General and administrative expenses
Variable lease cost(a)	(20,684)	Hotel operating costs, Other operating costs
Sublease income	(9,019)	Retail revenues and others
Total lease cost	332,986
(a)

The Group was granted RMB27,122 in lease concessions from landlords related to the effects of the COVID-19 pandemic in 2022. The lease concessions were primarily in the form of rent reduction over the period during which the Group’s hotel business was adversely impacted. The Group applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concession was recognized as negative variable lease cost in the period the concession was granted.

(b)

The total lease cost in 2020 and 2021 were RMB358,853 and RMB366,763, respectively, which included RMB12,668 and RMB646 of lease concessions from landlords related to the effects of the COVID-19 pandemic.

Schedule of supplemental cash flow information

	For the three months ended March 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	81,495	86,435

Years ended
December 31, 2022
RMB ‘000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	341,348

Schedule of lease term and discount rate

	As of	As of
	December 31, 2022	March 31, 2023
Lease term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	7.82	7.67
Weighted-average discount rate
Operating leases	4.39%	4.39%

As of
December 31, 2022
Lease term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	7.82
Weighted-average discount rate
Operating leases	4.39%

Summary of maturities of operating lease liabilities

Total
RMB
Nine months ending December 31, 2023	317,585
2024	341,436
2025	304,783
2026	284,021
2027	280,851
Thereafter	898,901
Total undiscounted lease payment	2,427,577
Less: imputed interest(a)	(363,849)
Present value of lease liabilities	2,063,728
(a)	As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate on January 1, 2022 was used for operating leases that commenced prior to that date.

RMB ‘000
2023	404,020
2024	341,576
2025	304,923
2026	284,170
Thereafter	1,175,366
Total undiscounted lease payment	2,510,055
Less: imputed interest(a)	(385,055)
Present value of lease liabilities	2,125,000
(a)	As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate on January 1, 2022 was used for operating leases that commenced prior to that date.